Consolidated Statements of Net Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 8,266.7		$ 8,232.4		$ 7,170.6
Cost of sales	(6,620.5)		(6,504.5)		(5,578.5)
Gross profit	1,646.2		1,727.9		1,592.1
Selling, general and administrative expenses	(366.7)		(368.7)		(327.2)
Research, development and engineering expenses, net	(455.4)		(441.5)		(361.3)
Amortization of intangibles	(20.2)		(18.6)		(18.0)
Other income (expense), net	(98.5)		(9.9)		(16.4)
Operating income	705.4		889.2		869.2
Equity in earnings of affiliates, net of tax	8.1		6.8		5.5
Interest income	3.4		4.9		3.4
Interest expense	(41.7)		(62.0)		(54.3)
Loss on extinguishment of debt			(6.2)		(12.3)
Other financial items, net	(6.6)		(4.4)		(6.0)
Income before income taxes	668.6		828.3		805.5
Income tax expense	(183.0)		(201.3)		(210.0)
Net income	485.6	[1]	627.0	[1]	595.5	[1]
Less: Net income attributable to non-controlling interests	2.5		3.6		4.9
Net income attributable to controlling interest	$ 483.1		$ 623.4		$ 590.6
Earnings per common share
- basic	$ 5.17		$ 6.99		$ 6.77
- assuming dilution	$ 5.08		$ 6.65		$ 6.39
Weighted average number of shares
- basic	93.5		89.2		87.3
- assuming dilution	95.1		93.7		92.4
Cash dividend per share-declared	$ 1.94		$ 1.78		$ 1.05
Cash dividend per share-paid	$ 1.89		$ 1.73		$ 0.65

[1]	See Note 13 for further details - includes tax effects where applicable. 2)